TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of changes in allowance for doubtful accounts [Abstract]
Schedule of Changes in Allowance For Doubtful Accounts
Movements in the provision for doubtful accounts in the three years ended December 31, 2013 maybe summarized as follows;

(in thousands of $)
Balance at December 31, 2010	226
Additions charged to income	1,700
Deductions credited to income	—
Balance at December 31, 2011	1,926
Additions charged to income	10,634
Deductions credited to income	(479)
Balance at December 31, 2012	12,081
Additions charged to income	226
Deductions - amounts written off	(2,990)
Balance at December 31, 2013	9,317